Other operating income (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Other Operating Income - Schedule of Other Operating Income

	12 months ended December 31,
USD'000	2024	2023	2022
Accounts payable write-off	-	-	1,899
Other operating income from related parties	181	119	66
Other operating income - other	3	48	108
Total other operating income from continuing operations	184	167	2,073